MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Details) € / shares in Units, € in Thousands, $ in Millions								12 Months Ended
	Dec. 21, 2016 EUR (€)	Oct. 27, 2016 EUR (€)	Sep. 30, 2016 EUR (€)	Jun. 16, 2016 EUR (€)	Jun. 15, 2016 EUR (€)	Feb. 27, 2015 EUR (€)	Apr. 24, 2014 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Jan. 20, 2017 EUR (€)	Jan. 04, 2016 EUR (€)	Oct. 22, 2014 € / shares shares	Sep. 26, 2014 USD ($)	Sep. 23, 2014	Aug. 12, 2014 EUR (€) shares	Mar. 20, 2014 EUR (€)
Effects Of Changes In Ownership [Abstract]
Net Income / (loss) attributable to NBG shareholders								€ (300,000)	$ (327)	€ (8,464,000)	€ (2,477,000)
Decrease in NBG's paid-in-capital for purchase								0		0	(46,000)
Increase / (decrease) in NBG's paid-in-capital due to minor changes in participations in other subsidiaries								0		4,000	0
Transfers (to) / from the non-controlling interest								0		4,000	(46,000)
Change from net income attributable to NBG shareholders and transfers (to) / from non-controlling interest								€ (300,000)		€ (8,460,000)	€ (2,523,000)
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Total consideration amount				€ 102
Cpt Investments Ltd [Member]
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Dissolution ownership percentage							100.00%
Aktor Fm Sa [Member]
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Disposal of participations interest held in subsidiary							35.00%
Business disposal of participations amount							€ 1,000
Finansbank [Member]
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Interest acquired percentage															5.00%
Transaction cost | $															$ 343
Ownership percentage after last transaction															99.81%
Business disposal of participations amount					€ 2,750,000
Bank group shareholding decrease ratio								5.00%	5.00%
Repayments of subordinated debt					828,000
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations
Total cash consideration					2,750,000
Less: Costs to sell					(26,000)
Carrying value of non controlling interest					10,000
Less: Subsidiary's book value					232,000
Cumulative exchange loss in respect of the net assets of subsidiary reclassified from equity to profit or loss					(3,168,000)
Cumulative gain on available-for-sale financial assets of subsidiary reclassified from equity to profit or loss					115,000
Cumulative loss of pension liability of subsidiary reclassified from equity to profit or loss					(18,000)
Gain on sale / (Loss) on disposal					€ (105,000)
Plaza West AD (NBG Pangea REIC)
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Interest acquired percentage						100.00%
Transaction cost						€ 11,000
Total consideration amount						12,000
Consideration paid in cash (in EUR)						€ 11,000
MIGRE (NBG Pangaea REIC)
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Interest acquired percentage														13.86%			82.81%
Transaction cost																	€ 33,000
Ownership percentage after last transaction														96.67%
Purchase number of shares | shares														1,951,053			11,654,011
Purchase of shares price per share | € / shares														€ 3.1
Acquired entity consideration cost of shares																	€ 21,000
Consideration paid in cash (in EUR)																	12,000
Picasso (Pangea)
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Interest acquired percentage																		100.00%
Transaction cost																		€ 38,000
Cost of acquired entity consideration recognised payable																		1,000
Consideration paid in cash (in EUR)																		37,000
Anthos Properties SA
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Business disposal ownership percentage																100.00%
MIG REAL ESTATE REIC
ASSETS
Due from banks																	3,000
Other assets																	2,000
Premises																	52,000
Total assets																	57,000
LIABILITIES
Other liabilities																	2,000
Other borrowed funds																	12,000
Total liabilities & non-controlling interest																	14,000
Net assets																	43,000
Proportionate share of non controlling interests																	€ 7,000
Picasso
ASSETS
Due from banks																		1,000
Other assets																		2,000
Premises																		76,000
Total assets																		79,000
LIABILITIES
Due to banks																		38,000
Other liabilities																		2,000
Total liabilities & non-controlling interest																		40,000
Negative goodwill																		€ 39,000
National Insurance Brokers S.A
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Business disposal of participations amount												€ 1,000
KAROLOY SA (NBG Pangea REIC)
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Interest acquired percentage	100.00%
Total consideration amount	€ 4,000
Astir Palace Vouliagmenis S.A. and Astir Marina Vouliagmenis S.A.
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Business disposal of participations amount		€ 299,000
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations
Total cash consideration		299,000
Less: Costs to sell		(8,000)
Carrying value of non controlling interest		97,000
Less: Subsidiary's book value		(185,000)
Gain on sale / (Loss) on disposal		€ 203,000
11 Limited Partnerships
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Business disposal of participations amount			€ 288,000
UBB-AIG Insurance Company AD
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Business disposal of participations amount													€ 2,000
Finans Finansal Kiralama A.S
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Disposal of participations interest held in subsidiary					29.87%
Finans Yatirim Menkul Degerler A.S
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Disposal of participations interest held in subsidiary					0.20%
Finans Portfoy Yonetimi A.S
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Disposal of participations interest held in subsidiary					0.02%
NBGI Private Equity Funds
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations
Total cash consideration			288,000
Less: Costs to sell			(14,000)
Carrying value of non controlling interest			(1,000)
Less: Subsidiary's book value			(269,000)
Cumulative gain on available-for-sale financial assets of subsidiary reclassified from equity to profit or loss			35,000
Gain on sale / (Loss) on disposal			€ 39,000